Costs - Purchase, services and other charges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs
Production costs - raw, ancillary and consumable materials and goods	€ 54,204	€ 58,170	€ 85,139
Production costs - services	12,217	11,512	10,303
Lease expense and other	1,512	1,432	2,301
Net provisions for contingencies	1,397	1,369	2,985
Other expenses	2,073	1,746	2,069
Purchase, services and other charges gross	71,403	74,229	102,797
capitalized direct costs associated with self-constructed assets - tangible assets	(227)	(367)	(246)
capitalized direct costs associated with self-constructed assets - intangible assets	(62)	(26)	(22)
Purchases, services and other	€ 71,114	€ 73,836	€ 102,529